Document and Entity Information	Mar. 14, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Form 8-K Amendment No. 1 (this “Amendment”) amends the Current Report on Form 8-K, dated March 14, 2022 (the “Original Form 8-K”), filed by Lands’ End, Inc. (the “Company”) with the U.S. Securities and Exchange Commission (the “SEC”) on March 18, 2022, in which the Company reported that the Audit Committee of the Board of Directors (the “Audit Committee”) of the Company approved the dismissal of Deloitte & Touche LLP (“Deloitte”), effective with the conclusion of the audit for the fiscal year ended January 28, 2022. The Amendment is being filed to disclose the date on which the audit was completed and, therefore, the effective date of its dismissal, as well as to update paragraph (a) of the Original Form 8-K to include disclosure relating to the Company’s fiscal year ended January 28, 2022.
Document Period End Date	Mar. 14, 2022
Entity Registrant Name	LANDS' END, INC.
Entity Central Index Key	0000799288
Entity Emerging Growth Company	false
Entity File Number	001-09769
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-2512786
Entity Address, Address Line One	1 Lands’ End Lane
Entity Address, City or Town	Dodgeville
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53595
City Area Code	608
Local Phone Number	935-9341
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	LE
Security Exchange Name	NASDAQ